Provisions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Cost to restore leasehold property liability	$ 7.1	$ 5.7
Average term leases	8 years
Average remaining length of contracts	5 years
Share Based Payments Employment Taxes Provision
Disclosure Of Other Provisions [Line Items]
Liabilities from share-based payment transactions	$ 56.3	127.1
Transferred from provisions to trade and other payables	$ 22.5	$ 11.8
Provision Fully Utilized
Disclosure Of Other Provisions [Line Items]
Weighted average remaining contracted life of options outstanding	8 years 1 month 9 days	8 years 11 months 8 days